T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
May 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 92.7%
FINANCIAL INSTITUTIONS 42.4%
Banking 29.4%
Banco Santander, 2.749%, 12/3/30  600 492
Banco Santander, VR, 4.175%, 3/24/28 (1) 200 195
Banco Santander Chile, 2.70%, 1/10/25 (2) 816 783
Banco Santander Mexico Institucion de
Banca Multiple Grupo Financiero Santand,
5.375%, 4/17/25 (2) 460 471
Bank of America, VR, 1.319%, 6/19/26 (1) 430 398
Bank of America, VR, 2.572%, 10/20/32 (1) 200 172
Bank of America, VR, 2.831%, 10/24/51 (1) 870 637
Bank of America, VR, 3.846%, 3/8/37 (1) 675 612
Bank of America, VR, 4.271%, 7/23/29 (1) 195 194
Bank of America, VR, 4.571%, 4/27/33 (1) 610 618
Bank of America, Series TT, VR, 6.125% (1)
(3) 295 298
Barclays, VR, 2.852%, 5/7/26 (1) 1,415 1,359
BNP Paribas, VR, 1.323%, 1/13/27 (1)(2) 1,305 1,166
BNP Paribas, VR, 2.591%, 1/20/28 (1)(2) 500 459
Capital One Financial, VR, 2.359%,
7/29/32 (1) 600 471
Capital One Financial, VR, 3.273%,
3/1/30 (1) 465 423
Citigroup, VR, 2.561%, 5/1/32 (1) 910 777
Citigroup, VR, 2.572%, 6/3/31 (1) 800 695
Citigroup, VR, 3.98%, 3/20/30 (1) 1,160 1,120
Citigroup, VR, 4.412%, 3/31/31 (1) 615 609
Credit Agricole, VR, 1.247%, 1/26/27 (1)(2) 1,195 1,066
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 920 891
Discover Financial Services, 4.10%, 2/9/27  1,000 989
Goldman Sachs Group, VR, 1.992%,
1/27/32 (1) 720 591
Goldman Sachs Group, VR, 2.383%,
7/21/32 (1) 590 496
Goldman Sachs Group, VR, 2.64%,
2/24/28 (1) 580 543
Goldman Sachs Group, VR, 4.223%,
5/1/29 (1) 1,260 1,253
HSBC Holdings, 4.95%, 3/31/30  605 618
HSBC Holdings, VR, 2.206%, 8/17/29 (1) 520 449
HSBC Holdings, VR, 2.848%, 6/4/31 (1) 620 538
ING Groep, VR, 3.869%, 3/28/26 (1) 285 283
JPMorgan Chase, VR, 2.956%, 5/13/31 (1) 360 321
JPMorgan Chase, VR, 3.109%, 4/22/51 (1) 950 740
JPMorgan Chase, VR, 4.586%, 4/26/33 (1) 345 354
Morgan Stanley, VR, 1.794%, 2/13/32 (1) 480 394
Morgan Stanley, VR, 2.802%, 1/25/52 (1) 440 328
Morgan Stanley, VR, 3.772%, 1/24/29 (1) 390 380
Morgan Stanley, VR, 4.431%, 1/23/30 (1) 1,140 1,150
Morgan Stanley, VR, 5.297%, 4/20/37 (1) 270 273
Nationwide Building Society, VR, 2.972%,
2/16/28 (1)(2) 490 458
PNC Financial Services Group, Series T,
VR, 3.40% (1)(3) 310 259
Santander Holdings USA, VR, 2.49%,
1/6/28 (1) 510 463
Par/Shares $ Value
(Amounts in 000s)
Santander UK Group Holdings, VR, 1.532%,
8/21/26 (1) 1,385 1,265
Standard Chartered, VR, 4.644%, 4/1/31 (1)
(2) 965 941
Wells Fargo, VR, 3.068%, 4/30/41 (1) 1,480 1,228
Wells Fargo, VR, 5.013%, 4/4/51 (1) 430 451
Wells Fargo, Series BB, VR, 3.90% (1)(3) 330 306
28,977
Brokerage Asset Managers
Exchanges 3.0%
Charles Schwab, Series I, VR, 4.00% (1)(3) 420 380
Intercontinental Exchange, 2.65%, 9/15/40  485 373
Intercontinental Exchange, 3.00%, 6/15/50  150 114
LSEGA Financing, 2.00%, 4/6/28 (2) 1,300 1,155
LSEGA Financing, 2.50%, 4/6/31 (2) 835 728
LSEGA Financing, 3.20%, 4/6/41 (2) 260 211
2,961
Finance Companies 2.4%
AerCap Ireland Capital, 3.85%, 10/29/41  420 327
AerCap Ireland Capital, 6.50%, 7/15/25  535 557
Air Lease, 2.20%, 1/15/27  405 363
Avolon Holdings Funding, 2.528%,
11/18/27 (2) 307 265
Park Aerospace Holdings, 5.50%,
2/15/24 (2) 266 269
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (2) 600 591
2,372
Insurance 5.9%
Berkshire Hathaway Finance, 2.50%,
1/15/51  410 288
Centene, 2.45%, 7/15/28  485 434
Centene, 2.50%, 3/1/31  380 324
CNO Financial Group, 5.25%, 5/30/29  735 745
Equitable Financial Life Global Funding,
1.80%, 3/8/28 (2) 880 779
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (2) 960 776
Humana, 2.15%, 2/3/32  655 545
Humana, 3.70%, 3/23/29  205 201
New York Life Insurance, 3.75%,
5/15/50 (2) 755 645
UnitedHealth Group, 2.90%, 5/15/50  1,100 860
UnitedHealth Group, 4.75%, 5/15/52  155 163
5,760
Real Estate Investment Trusts 1.7%
Global Net Lease, 3.75%, 12/15/27 (2) 810 736
Healthcare Realty Trust, 2.40%, 3/15/30  310 268
Hudson Pacific Properties, 4.65%, 4/1/29  700 696
1,700
Total Financial Institutions 41,770
INDUSTRIAL 44.8%
Basic Industry 1.0%
Sherwin-Williams, 2.95%, 8/15/29  465 429
South32 Treasury, 4.35%, 4/14/32 (2) 595 570
999

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 0.6%
Carrier Global, 2.722%, 2/15/30  670 593
593
Communications 9.6%
Charter Communications Operating, 4.20%,
3/15/28  400 387
Charter Communications Operating,
4.908%, 7/23/25  765 782
Charter Communications Operating, 5.05%,
3/30/29  800 797
Comcast, 2.887%, 11/1/51 (2) 615 469
Comcast, 2.937%, 11/1/56 (2) 895 667
Crown Castle International, 2.25%, 1/15/31  995 834
Crown Castle International, 2.50%, 7/15/31  495 419
Netflix, 4.875%, 4/15/28  625 621
Rogers Communications, 3.20%,
3/15/27 (2) 230 223
Rogers Communications, 3.80%,
3/15/32 (2) 355 337
Rogers Communications, 4.55%,
3/15/52 (2) 345 319
SBA Tower Trust, 1.631%, 11/15/26 (2) 575 507
SBA Tower Trust, 2.328%, 1/15/28 (2) 370 333
SBA Tower Trust, 2.836%, 1/15/25 (2) 530 515
T-Mobile USA, 2.55%, 2/15/31  765 661
Verizon Communications, 2.875%,
11/20/50  435 326
Verizon Communications, 2.987%,
10/30/56  760 556
Vodafone Group, 5.25%, 5/30/48  730 731
9,484
Consumer Cyclical 8.7%
Aptiv, 3.10%, 12/1/51  665 452
General Motors Financial, 2.70%, 6/10/31  1,095 905
General Motors Financial, 3.10%, 1/12/32  610 517
Home Depot, 2.375%, 3/15/51  795 564
Hyundai Capital America, 1.80%,
1/10/28 (2) 545 470
Hyundai Capital America, 2.375%,
10/15/27 (2) 290 260
Lowe's Cos, 3.75%, 4/1/32  245 233
Lowe's Cos, 4.25%, 4/1/52  325 294
McDonald's, 3.625%, 9/1/49  440 378
Nissan Motor, 3.522%, 9/17/25 (2) 555 536
QVC, 4.45%, 2/15/25  345 321
QVC, 4.85%, 4/1/24  340 335
Ross Stores, 1.875%, 4/15/31  800 652
Ross Stores, 4.80%, 4/15/30  817 827
Stellantis Finance U.S., 1.711%, 1/29/27 (2) 250 223
Stellantis Finance U.S., 2.691%, 9/15/31 (2) 415 342
Volkswagen Group of America Finance,
3.20%, 9/26/26 (2) 500 482
Volkswagen Group of America Finance,
4.75%, 11/13/28 (2) 765 783
8,574
Consumer Non-Cyclical 11.6%
AbbVie, 3.20%, 11/21/29  400 377
AbbVie, 4.05%, 11/21/39  440 408
AbbVie, 4.25%, 11/21/49  140 131
Par/Shares $ Value
(Amounts in 000s)
AbbVie, 4.50%, 5/14/35  445 447
AbbVie, 4.70%, 5/14/45  605 599
BAT Capital, 3.984%, 9/25/50  335 241
BAT International Finance, 4.448%, 3/16/28  650 631
Baxter International, 2.539%, 2/1/32 (2) 670 574
Becton Dickinson & Company, 4.669%,
6/6/47  670 653
Bio-Rad Laboratories, 3.30%, 3/15/27  50 48
CSL Finance, 4.05%, 4/27/29 (2) 200 201
CSL Finance, 4.25%, 4/27/32 (2) 265 265
CSL Finance, 4.75%, 4/27/52 (2) 300 297
CVS Health, 5.05%, 3/25/48  260 265
Eli Lilly, 2.25%, 5/15/50  400 289
Hasbro, 3.55%, 11/19/26  985 963
Hasbro, 3.90%, 11/19/29  150 143
HCA, 3.375%, 3/15/29 (2) 55 51
HCA, 3.625%, 3/15/32 (2) 340 309
HCA, 4.375%, 3/15/42 (2) 110 96
PerkinElmer, 1.90%, 9/15/28  1,725 1,488
PerkinElmer, 2.25%, 9/15/31  375 309
Perrigo Finance Unlimited, 4.375%, 3/15/26  760 748
STERIS Irish FinCo UnLtd, 2.70%, 3/15/31  1,255 1,081
Utah Acquisition Sub, 3.95%, 6/15/26  410 400
Viatris, 2.70%, 6/22/30  130 109
Viterra Finance, 4.90%, 4/21/27 (2) 300 297
11,420
Energy 4.0%
Energy Transfer, 6.00%, 6/15/48  395 391
Enterprise Products Operating, 3.70%,
1/31/51  300 248
Enterprise Products Operating, 4.20%,
1/31/50  200 176
Hess, 7.125%, 3/15/33  90 102
Lundin Energy Finance, 2.00%, 7/15/26 (2) 625 569
MPLX, 2.65%, 8/15/30  485 420
Sabine Pass Liquefaction, 5.00%, 3/15/27  555 572
Sabine Pass Liquefaction, 5.625%, 3/1/25  190 197
Sabine Pass Liquefaction, 5.875%, 6/30/26  635 670
Targa Resources, 4.95%, 4/15/52  250 229
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  415 351
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  50 47
3,972
Technology 5.4%
Alphabet, 2.05%, 8/15/50  710 506
Apple, 2.40%, 8/20/50  385 284
Apple, 2.65%, 2/8/51  1,230 951
CDW, 2.67%, 12/1/26  320 294
CDW, 5.50%, 12/1/24  180 184
Fortinet, 2.20%, 3/15/31  720 595
NXP, 3.25%, 5/11/41  515 416
NXP, 4.30%, 6/18/29  1,140 1,116
Visa, 2.00%, 8/15/50  671 457
VMware, 1.80%, 8/15/28  210 179
Workday, 3.80%, 4/1/32  335 316
5,298
Transportation 3.9%
Delta Air Lines, 4.75%, 10/20/28 (2) 635 635

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
FedEx, 2.40%, 5/15/31  330 285
Kansas City Southern, 3.50%, 5/1/50  1,005 823
Mileage Plus Holdings, 6.50%, 6/20/27 (2) 620 629
Transurban Finance, 2.45%, 3/16/31 (2) 1,210 1,018
United Airlines PTT, Series 2019-1, Class
AA, 4.15%, 8/25/31  291 279
United Airlines PTT, Series 2019-2, Class
AA, 2.70%, 5/1/32  218 188
3,857
Total Industrial 44,197
MISCELLANEOUS 0.6%
Miscellaneous 0.6%
Ally Financial, 2.20%, 11/2/28  710 610
Total Miscellaneous 610
UTILITY 4.9%
Electric 4.6%
AEP Texas, 4.70%, 5/15/32  220 224
Edison International, 4.95%, 4/15/25  150 153
Enel Finance International, 1.875%,
7/12/28 (2) 680 594
Georgia Power, 4.70%, 5/15/32  375 383
NextEra Energy Capital Holdings, 3.00%,
1/15/52  765 576
Pacific Gas & Electric, 2.95%, 3/1/26  675 628
Southern, 5.113%, 8/1/27  195 200
Southern California Edison, 3.45%, 2/1/52  125 97
Southern California Edison, Series 20A,
2.95%, 2/1/51  690 488
Southern California Edison, Series D,
4.70%, 6/1/27  230 234
Vistra Operations, 5.125%, 5/13/25 (2) 875 879
Xcel Energy, 4.60%, 6/1/32  100 102
4,558
Natural Gas 0.3%
Sempra Energy, 3.70%, 4/1/29  265 255
255
Total Utility 4,813
Total Corporate B onds
(Cost $102,482) 91,390
Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.9%
Owned No Guarantee 0.9%
NBN, 2.625%, 5/5/31 (2) 1,035 904
Total Foreign Government Obligations &
Municipalities
(Cost $1,035) 904
MUNICIPAL SECURITIES 1.4%
Colorado 0.2%
Colorado HFA, Covenant Living Community,
Series B, 2.80%, 12/1/26  170 165
165
Illinois 0.8%
Illinois, Series A, GO, 3.14%, 10/1/24  830 813
813
Texas 0.4%
Grand Parkway Transportation, Series B,
3.236%, 10/1/52  470 374
374
Total Municipal Securities
(Cost $1,470) 1,352
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.4%
U.S. Treasury Obligations 1.4%
U.S. Treasury Bonds, 2.00%, 11/15/41  1,105 898
U.S. Treasury Bonds, 3.25%, 5/15/42  520 518
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $1,524) 1,416
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund,
0.66% (4)(5) 3,000 3,000
Total Short-Term Investments
(Cost $3,000) 3,000
Total Investments in Securities 99.4%
(Cost $109,511) $ 98,062
Other Assets Less Liabilities 0.6% 572
Net Assets 100.0% $ 98,634
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,744 and represents
27.1% of net assets.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

.
(5) Affiliated Companies
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A2*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 * 885 11 4 7
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 * 885 7 (7) 14
Total Bilateral Credit Default Swaps, Protection Sold (3) 21
Total Bilateral Swaps (3) 21
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S38, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/27 4,920 57 53 4
Total Centrally Cleared Credit Default Swaps, Protection Sold 4
Total Centrally Cleared Swaps 4
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on centrally cleared swaps $ 11
* Credit ratings as of May 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 101 U.S. Treasury Long Bond contracts 9/22 14,083 $ (144)
Short, 89 U.S. Treasury Notes five year contracts 9/22 (10,053) (31)
Long, 21 U.S. Treasury Notes ten year contracts 9/22 2,509 (13)
Long, 57 U.S. Treasury Notes two year contracts 9/22 12,033 (5)
Short, 26 Ultra U.S. Treasury Bonds contracts 9/22 (4,050) 93
Short, 46 Ultra U.S. Treasury Notes ten year contracts 9/22 (5,910) 43
Net payments (receipts) of variation margin to date 55
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.66% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
05/31/22
T. Rowe Price Government Reserve Fund, 0.66% $ 936  ¤  ¤ $ 3,000^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $2 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $3,000.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 95,062 $ — $ 95,062
Short-Term Investments 3,000 — — 3,000
Total Securities 3,000 95,062 — 98,062
Swaps* — 22 — 22
Futures Contracts* 136 — — 136
Total $ 3,136 $ 95,084 $ — $ 98,220
Liabilities
Futures Contracts* $ 193 $ — $ — $ 193
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.